Capital Stock (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Capital Stock [Abstract]
Schedule of Authorized but Unissued Common Stock for Possible Future Issuance

As of March 31, 2025, the Company has reserved 24,551,226 shares of its authorized but unissued Common Stock for possible future issuance in connection with the following:

Shares
Long Term Incentive Plan	2,433,728
Conversion of Preferred Stock	21,688,267
Exercise of stock warrants	429,231

Schedule of fair value of Common Stock warrants

The fair value of the 238,723 Common Stock warrants associated with the Series B equity as of their issuance date was determined to be $394,132 using the Black-Scholes model with the following assumptions.

Stock Price	$1.66
Exercise Price	$.01
Dividend Yield	0.00%
Volatility	80.00%
Risk-free Rate	3.89 – 4.30%
Expected Years	3.5
Initial Terms	6 – 7 years

Schedule of Rollforward of Warrants

The following is a roll forward of warrants for the nine months ended December 31, 2025:

	Shares	Price
Beginning balance	429,230	$1.260
Issued	760,144	8.395
Exercised	(303,509)	(0.010)
Expired	(21,440)	(2.332)
Ending balance	864,425	$7.462

The following is a rollforward of warrants for the years ended March 31, 2025 and 2024:

	2025		2024
	Shares	Price	Shares	Price
Beginning balance	356,401	$1.570	398,403	$1.810
Issued	238,723	0.010	—	—
Exercised	(9,644)	0.010	—	—
Expired	(156,250)	0.800	(42,002)	2.332
Ending balance	429,230	$1.260	356,401	$1.570